RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$(5,661)
Acquisitions	(157)
Additional provisions in the period	(5,468)
Write-offs	1,976
Foreign exchange impact	(812)
Balance as of December 31, 2020	(10,122)
Acquisitions	(13,581)
Additional provisions in the period	(2,783)
Disposals	216
Write-offs	1,776
Recoveries of amounts previously reserved	2,114
Balance sheet reclassifications	(389)
Foreign exchange impact	705
Balance as of December 31, 2021	$(22,064)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of December 31, 2021 and December 31, 2020 based on their credit risk profile:

	December 31, 2021		December 31, 2020
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$49,919	$11,456	$22,678	$4,935
Allowance for secured advances to growers and suppliers	(5,512)	(1,735)	(3,732)	(1,032)
Unsecured gross advances to growers and suppliers	32,037	1,358	1,865	1,197
Allowance for unsecured advances to growers and suppliers	(4,094)	(742)	(1,865)	(1,197)
Net advances to growers and suppliers	$72,350	$10,337	$18,946	$3,903

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower advances was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$(6,175)
Additional provisions in the period	(2,441)
Write-offs	385
Balance sheet reclassifications	566
Foreign exchange impact	(162)
Balance as of December 31, 2020	(7,827)
Acquisitions	(3,785)
Disposals	431
Additional provisions in the period	(1,970)
Recoveries of amounts previously reserved	177
Write-offs	720
Balance sheet reclassifications	13
Foreign exchange impact	158
Balance as of December 31, 2021	$(12,083)

Other Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to other receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$(137)
Additional provisions in the period	(304)
Write-offs	5
Balance sheet reclassifications	(138)
Foreign exchange impact	(47)
Balance as of December 31, 2020	(621)
Acquisitions	(23,931)
Additional provisions in the period	(1,415)
Recoveries of amounts previously reserved	761
Write-offs	503
Balance sheet reclassifications	316
Foreign exchange impact	196
Balance as of December 31, 2021	$(24,191)